Schedule of investments
Nomura Tax-Free USA Fund	May 31, 2026 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 97.59%
Education Revenue Bonds — 12.82%
Arizona Industrial Development Authority Revenue
(ACCEL Schools Project) Series A 144A 5.25% 8/1/48 #	350,000	$ 304,636
(American Charter Schools Foundation Project)
144A 6.00% 7/1/37 #	225,000	229,405
144A 6.00% 7/1/47 #	400,000	404,104

(Doral Academy of Nevada - Fire Mesa and Red Rock Campus Projects) Series A 5.00% 7/15/49	375,000	344,145
(Empower College Prep Project) 144A 6.00% 7/1/49 #	500,000	501,295
(Great Hearts Arizona Projects)
Series A 2.25% 7/1/46	2,295,000	1,502,995
Series A 2.375% 7/1/52	1,295,000	771,419

(KIPP NYC Public Charter Schools - Macombs Facility Project) Series A 4.00% 7/1/61	1,830,000	1,425,186
(Leman Academy Of Excellence of Projects) Series A 4.50% 7/1/54	3,560,000	2,944,512
(Odyssey Preparatory Academy Project) Series A 144A 5.50% 7/1/52 #	375,000	355,710
(Social Bonds - Equitable School) Series A 4.00% 11/1/50	1,600,000	1,437,632
Board of Regents of the University of Texas System Revenue
Series A 5.00% 8/15/42	1,000,000	1,120,680
Series A 5.00% 8/15/50	3,100,000	3,412,821
Build NYC, New York Resource Revenue
(East Harlem Scholars Academy Charter School Project) 144A 5.75% 6/1/62 #	1,250,000	1,205,063
(KIPP NYC Public School Facilities - Canal West Project) 5.25% 7/1/57	2,000,000	2,018,060
California Community College Financing Authority Student Housing Revenue
(Napa Valley College Project) Series A 144A 5.75% 7/1/60 #	5,000,000	3,426,750
California Educational Facilities Authority Revenue
(Stanford University)
Series U-7 5.00% 6/1/46	2,055,000	2,385,526
Series V-1 5.00% 5/1/49	16,065,000	18,249,358
NQ- 011 [0526] 0726 (5720453)    1

Schedule of investments
Nomura Tax-Free USA Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California Educational Facilities Authority Revenue
(Stanford University)
Series V-2 5.00% 4/1/51	1,000,000	$ 1,124,370
California Enterprise Development Authority Revenue
(Heights Christian Schools Project) Series A 144A 6.375% 6/1/63 #	4,110,000	3,958,053
California School Finance Authority Revenue
(Envision Education – Obligated Group) Series A 144A 5.00% 6/1/44 #	750,000	733,755
(Fortune School Of Education Obligated Group) Series A 144A 5.00% 6/1/44 #	1,175,000	1,123,159
Camden County, New Jersey Improvement Authority Revenue
(KIPP Cooper Norcross Academy - 2022 Project) 6.00% 6/15/62	1,325,000	1,361,689
Capital Trust Student Housing, Florida Revenue
(University Bridge, LLC Student Housing Project) Series A 144A 5.25% 12/1/58 #	3,000,000	2,824,590
Chicago, Illinois Board of Education Dedicated Capital Improvement Tax Revenue
5.75% 4/1/48	1,850,000	1,936,154
5.75% 4/1/48 (BAM)	2,000,000	2,129,000
DeKalb County, Georgia Development Authority Revenue
(The Globe Academy, INC. Project) Series A 5.00% 6/1/63	1,315,000	1,206,736
Delaware State Economic Development Authority Revenue
(Academia Antonia Alonso Charter School Project) 144A 5.75% 7/1/45 #	2,270,000	2,329,610
Florida Development Finance Revenue
(Mater Academy Project) Series A 4.00% 6/15/42	500,000	463,335
Florida, Capital Projects Finance Authority Revenue
(Navigator Academy of Leadership Obligated Group Project) 144A 5.00% 6/15/64 #	2,835,000	2,529,954
Illinois Finance Authority Revenue
(Rogers Park Montessori School Project) 144A 6.25% 8/1/45 #	1,490,000	1,561,714
2    NQ- 011 [0526] 0726 (5720453)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Indiana Finance Authority Revenue
(CHF - Tippecanoe, LLC - Student Housing Project)
Series A 5.00% 6/1/53	2,500,000	$ 2,421,850
Series A 5.125% 6/1/58	4,000,000	3,895,880
Knox County, Tennessee Health, Educational & Housing Facility Board Revenue
(University of Tennessee Project) Series A-1 5.00% 7/1/64 (BAM)	3,000,000	3,041,880
Maricopa County, Arizona Industrial Development Authority Revenue
(Arizona Autism Charter Schools Project) Series A 144A 5.00% 7/1/40 #	250,000	251,150
(Choice Academies, Inc. Project) 144A 5.75% 9/1/45 #	3,575,000	3,517,407
(Reid Traditional Schools Projects) 5.00% 7/1/47	2,035,000	1,899,184
(Social Bonds-Arizona Autism Charter Schools Project) Series A 144A 4.00% 7/1/61 #	800,000	597,032
Massachusetts Development Finance Agency Revenue
Series B 4.00% 2/15/36	2,500,000	2,705,050
(Harvard University) Series A 5.00% 7/15/40	5,000,000	5,892,200
Miami-Dade County, Florida Educational Facilities Authority Revenue
(Academir Charter Schools Project) Series A 144A 5.50% 7/1/61 #	750,000	690,743
New Hampshire, Business Finance Authority Revenue
(Abilene Christian University Energy Projects) Series A 5.25% 11/1/54	5,000,000	5,070,050
New York State Riverhead Industrial Development Agency Economic Job Development Revenue
(Riverhead Charter School Project) 5.25% 8/1/44	1,850,000	1,910,292
Palm Beach County, Florida Revenue Bonds
(Provident Group – PBAU Properties II LLC - Palm Beach Atlantic University Project) Senior Series A 144A 5.50% 10/1/45 #	3,700,000	3,858,730
Pennsylvania State University Revenue
Series A 5.50% 9/1/55	4,000,000	4,334,160
NQ- 011 [0526] 0726 (5720453)    3

Schedule of investments
Nomura Tax-Free USA Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Permanent University Fund - University of Texas System Revenue
Series A 5.00% 7/1/39	2,000,000	$ 2,343,900
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
(Saint Joseph's University Project) 5.50% 11/1/60	4,745,000	4,911,882
Pima County, Arizona Industrial Development Authority Education Revenue
(Edkey Charter Schools Project) 144A 5.00% 7/1/55 #, ‡	750,000	600,000
Washington Higher Education Facilities Authority Revenue
(Gonzaga University) 4.00% 4/1/47	5,000,000	4,562,300
Washington State Housing Finance Commission Revenue
(Blakeley and Laurel Villages Portfolio) Series A 144A 5.25% 7/1/64 (BAM) #	6,950,000	7,042,504
(Radford Court and Nordheim Court Portfolio) 5.50% 7/1/49	2,000,000	2,031,920
(The Evergreen School Project) 4.50% 7/1/55	2,000,000	1,867,600
Wisconsin Public Finance Authority Revenue
Series 1 5.75% 7/1/62	5,761,508	5,985,227
(CFP3 – Eastern Michigan University Student Housing Project)
Series A-1 5.375% 7/1/47 (BAM)	2,775,000	2,910,337
Series A-1 5.50% 7/1/52 (BAM)	4,000,000	4,164,440
		141,827,134
Electric Revenue Bonds — 3.19%
Guam Power Authority Revenue
Series A 5.00% 10/1/43	2,000,000	2,083,820
Los Angeles, California Department of Water & Power Revenue
Series A 5.00% 7/1/50	1,500,000	1,547,130
Series A 5.00% 7/1/55 (BAM)	1,000,000	1,029,470
New York Utility Debt Securitization Authority Revenue
Series 1 5.00% 12/15/41	2,500,000	2,812,425
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42 ‡	3,665,000	2,698,357
4    NQ- 011 [0526] 0726 (5720453)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	155,000	$ 114,119
Series A 6.75% 7/1/36 ‡	1,725,000	1,278,656
Series AAA 5.25% 7/1/26 ‡	320,000	235,200
Series CCC 5.25% 7/1/27 ‡	2,005,000	1,476,181
Series TT 5.00% 7/1/32 ‡	2,705,000	1,991,556
Series WW 5.00% 7/1/28 ‡	1,060,000	780,425
Series WW 5.25% 7/1/33 ‡	2,485,000	1,829,581
Series XX 4.75% 7/1/26 ‡	425,000	312,906
Series XX 5.75% 7/1/36 ‡	125,000	92,031
Series ZZ 4.75% 7/1/27 ‡	335,000	246,644
Series ZZ 5.25% 7/1/26 ‡	440,000	323,400
Salt River, Arizona Project Agricultural Improvement & Power District Electric System Revenue
(Salt River Project)
Series A 5.00% 1/1/47	1,500,000	1,574,940
Series B 5.25% 1/1/53	6,500,000	6,851,975
Series C 5.25% 1/1/55	7,500,000	7,969,500
		35,248,316
Healthcare Revenue Bonds — 12.18%
Alachua County, Florida Health Facilities Authority Revenue
(Oak Hammock at the University of Florida, Inc. Project) 4.00% 10/1/40	1,750,000	1,687,158
Apple Valley, Minnesota Senior Living Revenue
(Senior Living LLC Project)
Series B 5.00% 1/1/47	1,815,000	993,713
Series D 7.25% 1/1/52	1,980,000	841,500
Arizona Industrial Development Authority Revenue
(Great Lakes Senior Living Communities LLC Project First Tier) Series A2 5.125% 1/1/59	145,000	135,390
(Great Lakes Senior Living Communities LLC Project Fourth Tier) Series D 8.171% 1/1/59 ~	435,385	59,125
(Great Lakes Senior Living Communities LLC Project Second Tier) Series B 5.125% 1/1/59	438,686	346,141
NQ- 011 [0526] 0726 (5720453)    5

Schedule of investments
Nomura Tax-Free USA Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Arizona Industrial Development Authority Revenue
(Great Lakes Senior Living Communities LLC Project Third Tier) Series C 1.759% 1/1/59 ~	517,536	$ 258,902
(ISF - Ativo Portfolio) Series A 144A 6.875% 3/1/55 #	1,900,000	2,000,149
California Health Facilities Financing Authority Revenue
(Cedars-Sinai Health System)
Series A 3.00% 8/15/51	1,000,000	745,990
Series A 3.00% 8/15/51 (BAM)	4,000,000	3,067,360

(Kaiser Permanente) Subseries A-2 5.00% 11/1/47	5,000,000	5,561,050
California Municipal Finance Authority Revenue
(Community Medical Centers) Series A 5.00% 2/1/47	2,025,000	2,027,167
City of Phoenix, Arizona Industrial Development Authority Housing Revenue
(Christian Care Surprise, Inc. Project) Series A 5.25% 12/1/60	2,250,000	2,155,207
City of Rochester, Minnesota Health Care Facilities Revenue
(Mayo Clinic) Series A 5.00% 11/15/45	3,000,000	3,253,200
Colorado Health Facilities Authority Revenue
(CommonSpirit Health) Series A-2 4.00% 8/1/49 (BAM)	5,000,000	4,479,800
(Intermountain Healthcare) Series A 4.00% 5/15/52	3,000,000	2,694,000
Florida Development Finance Revenue
(Tampa General Hospital Project) Series A 5.25% 8/1/51	1,500,000	1,571,370
Glendale, Arizona Industrial Development Authority Revenue
(Glencroft Retirement Community Project) 5.25% 11/15/46	415,000	383,585
(The Beatitudes Campus Project) 5.00% 11/15/45	200,000	153,360
(The Terraces of Phoenix Project) Series A 5.00% 7/1/48	275,000	255,769
Grand Rapids Economic Development Revenue
(Beacon Hill at Eastgate Project) 6.00% 11/1/50	1,000,000	1,005,770
6    NQ- 011 [0526] 0726 (5720453)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Hillsborough County, Florida Industrial Development Authority Hospital Revenue
(Tampa General Hospital Project) Series A 3.50% 8/1/55	13,915,000	$ 10,570,530
Illinois Finance Authority Revenue
(NorthShore - Edward-Elmhurst Health Credit Group) Series A 5.00% 8/15/51	3,775,000	3,796,970
(Springfield Sustainable Energy Partners) 5.50% 4/1/56	1,500,000	1,578,735
(The Admiral at the Lake Project) 5.25% 5/15/42	1,000,000	971,270
Jefferson County, Washington Public Hospital District No. 2 Revenue
(Jefferson Healthcare) Series A 6.875% 12/1/53	3,000,000	3,102,360
Kalispell, Montana Revenue
(Immanuel Lutheran Corporation Project) Series A 5.25% 5/15/52	1,000,000	908,960
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue
(The Glen Retirement System Project) Series A 5.00% 1/1/49	1,905,000	1,492,891
Massachusetts Development Finance Agency Revenue
(Dana-Farber Cancer Institute Issue) Series Q 5.50% 12/1/56	1,635,000	1,740,474
Metropolitan Government Nashville and Davidson County, Health & Educational Facilities Board Revenue
(Vanderbilt University Medical Center)
Series B 5.00% 7/1/42	1,105,000	1,200,251
Series B 5.00% 7/1/43	1,100,000	1,186,900
Missouri State, Health and Educational Facilities Authority Revenue
(Mercy Health) 4.00% 6/1/53	5,000,000	4,393,300
Montgomery County, Pennsylvania Higher Education and Health Authority Revenue
(Thomas Jefferson University) Series B 4.00% 5/1/56	4,950,000	4,216,855
NQ- 011 [0526] 0726 (5720453)    7

Schedule of investments
Nomura Tax-Free USA Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Moon, Pennsylvania Industrial Development Authority Revenue
(Baptist Homes Society) 6.125% 7/1/50	1,895,000	$ 1,892,195
New Hope, Texas Cultural Education Facilities Finance Revenue
(Legacy Midtown Park Project) Series A 5.50% 7/1/54	1,725,000	1,521,916
(Sanctuary LTC Project) Series A-1 5.50% 1/1/57	4,000,000	3,788,080
New York State Dormitory Authority Revenue
(Montefiore Obligated Group) Series A 3.00% 9/1/50 (AG)	12,640,000	8,882,128
Ohio State
(Cleveland Clinic Health System) Series A 5.00% 1/1/35	2,500,000	2,832,275
Orange County, Florida Health Facilities Authority Revenue
(Orlando Health Obligated Group) 4.00% 10/1/52	6,245,000	5,478,239
Palm Beach County, Health Facilities Authority Revenue
(Lifespace Communities, Inc.) Series B 5.625% 5/15/61	870,000	876,682
Pennsylvania Economic Development Financing Authority First Mortgage Revenue
(Tapestry Moon Senior Housing Project)
Series A 144A 6.50% 12/1/38 #, ‡	3,285,000	394,200
Series A 144A 6.75% 12/1/53 #, ‡	3,765,000	451,800
Pennsylvania Economic Development Financing Authority Revenue
(University of Pittsburgh Medical Center) Series A 4.00% 11/15/42	3,300,000	3,142,524
Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pennsylvania Health System) 5.50% 8/15/55	5,000,000	5,369,100
Rhode Island Health and Educational Building Revenue
(Lifespan Obligated Group) 5.25% 5/15/49	950,000	990,679
8    NQ- 011 [0526] 0726 (5720453)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Seminole County, Florida Industrial Development Authority Revenue
(Legacy Pointe at UCF Project) Series A 5.50% 11/15/49	3,805,000	$ 3,530,774
Tempe, Arizona Industrial Development Authority Revenue
(Mirabella at ASU Project) Series A 144A 6.125% 10/1/52 #	2,195,000	1,702,310
Virginia Small Business Financing Authority Revenue
(LifeSpire of Virginia)
4.00% 12/1/41	2,500,000	2,460,575
4.00% 12/1/51	3,000,000	2,559,630
Washington State Housing Finance Commission Revenue
(Josephine Caring Community Project) Series A 144A 6.375% 7/1/60 #	2,000,000	2,019,100
West Virginia Hospital Finance Authority Revenue
(West Virginia University Health System Obligated Group)
Series A 5.00% 6/1/53	2,000,000	2,027,900
Series A 5.50% 6/1/50	2,115,000	2,243,846
Westchester County, New York Local Development Revenue
(Purchase Senior Learning Community, Inc. Project) Series A 144A 5.00% 7/1/46 #	2,500,000	2,428,875
(Westchester Medical Center Obligated Group Project)
5.00% 11/1/51 (AG)	1,250,000	1,266,237
5.75% 11/1/53 (AG)	2,500,000	2,666,350
Wisconsin Public Finance Authority Revenue
(Kahala Nui Project)
5.25% 11/15/55	1,750,000	1,782,602
5.25% 11/15/61	3,500,000	3,546,480
Yavapai County, Arizona Industrial Development Authority Hospital Revenue
(Yavapai Regional Medical Center) 3.125% 8/1/43	1,250,000	1,072,088
NQ- 011 [0526] 0726 (5720453)    9

Schedule of investments
Nomura Tax-Free USA Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Yuma, Arizona Industrial Development Authority Hospital Revenue
(Yuma Regional Medical Center) Series A 5.25% 8/1/49	1,000,000	$ 1,044,020
		134,805,807
Housing Revenue Bonds — 2.21%
California CSCDA Community Improvement Authority Essential Housing Revenue
(Pasadena Portfolio) Series A-2 144A 3.00% 12/1/56 #	1,300,000	928,096
Connecticut Housing Finance Authority Revenue
(Housing Mortgage Finance Program) Series D 5.35% 11/15/48	3,000,000	3,109,350
Illinois Housing Development Authority Revenue
Series K 5.25% 10/1/43 (GNMA) (FNMA) (FHLMC)	4,000,000	4,234,040
Nebraska Investment Finance Authority Single Family Housing Revenue
Series G 5.40% 9/1/53 (GNMA) (FNMA) (FHLMC)	5,000,000	5,124,700
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue
(Social Bonds)
Series 142A 5.00% 10/1/50	2,000,000	2,014,400
Series 143A 5.45% 4/1/51	3,000,000	3,094,020
Series 146A 4.75% 4/1/53	5,000,000	5,001,200
Washington State Housing Finance Commission Revenue
Series 1N 4.70% 12/1/49 (GNMA) (FNMA) (FHLMC)	1,000,000	1,001,940
		24,507,746
Industrial Development Revenue/Pollution ControlRevenue Bonds — 14.18%
Arizona Industrial Development Authority Revenue
(Legacy Cares, Inc. Project)
Series A 144A 6.00% 7/1/51 #, ‡	450,000	45
Series A 144A 7.75% 7/1/50 #, ‡	6,685,000	669
Arkansas Development Finance Authority Revenue
(Hybar Steel Project)
Series A 144A 6.875% 7/1/48 (AMT) #	6,500,000	6,995,430
Series B 144A 7.375% 7/1/48 (AMT) #	5,000,000	5,419,350
10    NQ- 011 [0526] 0726 (5720453)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Black Belt, Alabama Energy Gas District Revenue
(Gas Project)
Series A 5.25% 5/1/55 •	1,250,000	$ 1,299,775
Series B 5.00% 10/1/55 •	3,440,000	3,632,193
Series E 5.00% 7/1/33	3,415,000	3,602,073
Buckeye, Ohio Tobacco Settlement Financing Authority Revenue
(Senior)
Series A-2 Class 1 3.00% 6/1/48	5,000,000	3,558,350
Series A-2 Class 1 4.00% 6/1/48	5,000,000	4,364,000
California Community Choice Financing Authority Revenue
(Clean Energy Project)
Series A-1 5.00% 4/1/56 •	2,450,000	2,647,617
Series B 5.00% 1/1/55 •	2,000,000	2,059,180
Series G 5.00% 11/1/55 •	2,500,000	2,571,875
California Infrastructure & Economic Development Bank Revenue
(Brightline West Passenger Rail Project) Series B 144A 12.00% 1/1/65 (AMT) #, •	7,925,000	4,438,000
Central Plains, Nebraska Energy Project Revenue
(Project No. 3) Series A 5.00% 9/1/34	2,000,000	2,105,640
Chandler, Arizona Industrial Development Authority Revenue
(Intel Corporation Project) Second Subseries 5.00% 9/1/52 (AMT) •	3,750,000	3,796,387
Children's Trust Fund, Commonwealth of Puerto Rico Revenue
(Tobacco Settlement Asset-Backed) Series A 9.175% 5/15/57 ^	28,335,000	1,309,644
City of Valparaiso, Indiana Exempt Facilities Refunding Revenue
(Pratt Paper (IN), LLC Project) 144A 4.875% 1/1/44 (AMT) #	1,500,000	1,533,150
Colorado Regional Transportation District Revenue
(Denver Transit Partners Eagle P3 Project) Series A 4.00% 7/15/39	40,000	39,289
Erie County, New York Tobacco Asset Securitization Revenue
(Capital Appreciation-Asset-Backed) Series A 144A 1.654% 6/1/60 #, ^	96,800,000	2,588,432
NQ- 011 [0526] 0726 (5720453)    11

Schedule of investments
Nomura Tax-Free USA Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Finance Authority of Maine Revenue
(TimberHP Madison, LLC Project) 8.50% 6/1/35 (AMT)	2,920,015	$ 1,517,035
Florida Development Finance Revenue
(Brightline Florida Passenger Rail Project)
5.25% 7/1/53 (AG) (AMT)	10,000,000	9,932,100
5.50% 7/1/53 (AMT)	5,000,000	3,550,000
George L Smith II World Congress Center, Georgia Authority Revenue
(Convention Center Hotel First Tier) Series A 4.00% 1/1/54	13,400,000	11,241,662
Indiana Finance Authority Exempt Facility Revenue
(Polyflow Indiana Project - Green Bonds) 144A 7.00% 3/1/39 (AMT) #, ‡	2,480,000	248
Inland, California Empire Tobacco Securitization Revenue
(Capital Appreciation Turbo Asset-Backed)
Series E 144A 8.656% 6/1/57 #, ^	122,985,000	7,831,685
Series F 144A 1.418% 6/1/57 #, ^	84,485,000	4,335,770
Lower Alabama Gas District Revenue
Series A 5.00% 9/1/34	2,000,000	2,105,640
Main Street Natural Gas Project, Georgia Revenue
Series C 5.00% 12/1/54 •	2,000,000	2,112,380
Maricopa County, Arizona Industrial Development Authority Revenue
(Commercial Metals Company Project) 144A 4.00% 10/15/47 (AMT) #	500,000	436,555
Mobile County, Alabama Industrial Development Authority Solid Waste Disposal Revenue
(AM/NS Calvert LLC Project)
Series A 5.00% 6/1/54 (AMT)	2,500,000	2,441,975
Series B 4.75% 12/1/54 (AMT)	2,000,000	1,885,700
M-S-R Energy Authority, California Gas Revenue
Series A 6.125% 11/1/29	940,000	989,773
New York Counties, New York Tobacco Trust V Pass-Through Revenue
(Capital Appreciation Turbo Asset-Backed) Series S4B 144A 8.105% 6/1/60 #, ♦, ^	393,200,000	16,958,716
Puerto Rico Industrial Development Revenue
7.00% 1/1/54 •	2,500,000	2,396,875
12    NQ- 011 [0526] 0726 (5720453)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	4,025,000	$ 4,248,750
Savannah, Georgia Convention Center Authority Revenue
(Convention Center Hotel - First Tier Bonds) Series A 5.25% 6/1/61	3,000,000	2,988,240
Southeast Energy Authority A Cooperative District, Alabama Revenue
Series A 5.00% 1/1/56 •	3,000,000	3,068,820
(Project No. 2) Series B 4.00% 12/1/51 •	5,000,000	5,059,350
Suffolk Regional Off-Track Betting, New York Revenue
5.75% 12/1/44	1,000,000	1,029,260
6.00% 12/1/53	4,000,000	4,090,880
Texas Municipal Gas Acquisition & Supply Revenue
5.00% 1/1/55 •	2,500,000	2,675,025
Series 2025 5.00% 1/1/36	4,000,000	4,274,760
Tobacco Securitization Authority of Southern California Revenue
(Capital Appreciation - Second Subordinate Lien) Series C 7.322% 6/1/46 ^	15,440,000	2,665,099
(Capital Appreciation - Third Subordinate Lien) Series D 7.576% 6/1/46 ^	2,255,000	341,046
Tuscaloosa County, Alabama Industrial Development Authority Revenue
(Hunt Refining Project) Series A 144A 5.25% 5/1/44 #	4,595,874	4,661,825
Wisconsin Public Finance Authority Revenue
(Senior Lien - Grand Hyatt San Antonio Hotel Acquisition Project) Series A 5.00% 2/1/62	2,170,000	2,111,887
		156,912,155
Lease Revenue Bonds — 9.13%
Metropolitan Pier & Exposition Authority, Illinois Revenue
(McCormick Place Expansion Project)
1.074% 12/15/56 (AG) ^	44,795,000	10,199,373
5.92% 12/15/56 ^	5,000,000	1,072,600
Series A 4.00% 6/15/52	12,885,000	11,147,200
Series A 5.61% 12/15/56 (BAM) ^	8,000,000	1,821,520
NQ- 011 [0526] 0726 (5720453)    13

Schedule of investments
Nomura Tax-Free USA Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Metropolitan Pier & Exposition Authority, Illinois Revenue
(McCormick Place Expansion Project)
Series B 4.933% 12/15/51 (BAM) ^	12,975,000	$ 3,864,604
Series B 5.118% 12/15/54 (BAM) ^	34,355,000	8,707,962
Series B 5.26% 12/15/54 ^	5,000,000	1,198,700
Series B-1 4.57% 6/15/47 (AG) ^	4,935,000	1,883,838
New Jersey State Transportation Trust Fund Authority Revenue
Series A 5.396% 12/15/39 (BAM) ^	10,700,000	6,413,794
(Transportation Program Bonds)
Series AA 5.00% 6/15/50	5,000,000	5,186,900
Series AA 5.00% 6/15/55	7,000,000	7,192,150
Series AA 5.25% 6/15/41	4,500,000	5,017,095
Series BB 5.25% 6/15/50	3,150,000	3,309,611
Series CC 5.25% 6/15/50	5,000,000	5,266,550
New York Liberty Development Revenue
(4 World Trade Center - Green Bond) Series A 2.875% 11/15/46 (BAM)	16,960,000	12,826,339
New York State Thruway Authority State Personal Income Tax Revenue
Series A-1 3.00% 3/15/49	2,500,000	1,915,950
Virginia College Building Authority Revenue
(21st Century College And Equipment Programs) 5.25% 2/1/42	5,000,000	5,486,350
Washington Metropolitan Area Transit Authority Dedicated Revenue
(Second Lien)
Series A 5.25% 7/15/55	2,000,000	2,098,840
Series A 5.50% 7/15/60	6,000,000	6,419,160
		101,028,536
Local General Obligation Bonds — 4.38%
Arapahoe County, Colorada Cherry Creek School District No. 5
5.25% 12/15/43	2,500,000	2,802,475
City of Chicago, Illinois O'Hare International Airport Revenue
(Senior Lien) Series A 6.00% 1/1/50	1,350,000	1,420,726
City of Goodyear, Arizona
3.00% 7/1/39	750,000	678,758
14    NQ- 011 [0526] 0726 (5720453)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Collin and Dentan County, Texas Prosper Independent School District
5.25% 2/15/55 (PSF)	2,000,000	$ 2,110,360
Fairfax County, Virginia Public Improvement Bonds
Series A 5.00% 10/1/36	5,000,000	5,679,200
Harris and Waller County, Texas Katy Independent School District
5.25% 2/15/54 (PSF)	5,000,000	5,280,350
Harris County, Texas Humble Independent School District
3.00% 2/15/49 (PSF)	2,770,000	2,074,675
Montgomery County, Maryland
Series A 5.00% 10/1/39	7,500,000	8,307,825
New York City, New York
Series G-1 5.25% 2/1/50	2,000,000	2,114,120
Palomar Health, California
Series A 6.746% 8/1/32 (AG) ^	5,000,000	3,922,550
Series A 7.00% 8/1/31 (AG) ^	3,315,000	2,715,747
Series A 7.07% 8/1/33 (AG) ^	5,000,000	3,749,900
Wake County, North Carolina General Obligation Public Improvement Bonds
Series A 4.00% 2/1/34	5,000,000	5,251,350
Wisconsin Public Finance Authority Revenue
(Waterstone Project) 144A 5.50% 12/15/38 #	2,309,426	2,313,675
		48,421,711
Pre-Refunded/Escrowed to Maturity Bonds — 1.57%
California Health Facilities Financing Authority Revenue
(CommonSpirit Health) Series A 4.00% 4/1/49-30 §	70,000	74,013
Central Texas Turnpike System Revenue
Series A 3.278% 8/15/26 (AMBAC) ^	1,340,000	1,331,719
Iowa Finance Authority Midwestern Disaster Area Revenue
(Iowa Fertilizer Company Project) 5.00% 12/1/50-32 §	7,725,000	8,754,434
Metropolitan Washington, D.C. Airports Authority Dulles Toll Road Revenue
(Convertible Capital Appreciation Bonds) Series C 6.50% 10/1/41-26 (AG) §, ~	7,000,000	7,089,390
NQ- 011 [0526] 0726 (5720453)    15

Schedule of investments
Nomura Tax-Free USA Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Ohio State
(Cleveland Clinic Health System) Series A 5.00% 1/1/35-34 §	65,000	$ 74,055
		17,323,611
Special Tax Revenue Bonds — 15.57%
City of Bullhead, Arizona Excise Taxes Revenue
2.55% 7/1/46	1,000,000	723,980
City of Houston, First Lien Texas Hotel Occupancy Tax & Special Revenue
Series C 5.00% 9/1/41	3,000,000	3,288,120
Series C 5.50% 9/1/58	5,000,000	5,287,800
Commonwealth of Puerto Rico Revenue
3.189% 11/1/43 •	29,277,934	20,238,372
Downtown Revitalization Public Infrastructure District Revenue
(SEG - Redevelopment Project) Series B 5.50% 6/1/55 (AG)	2,750,000	2,932,738
GDB Debt Recovery Authority of Puerto Rico Revenue
(Taxable) 7.50% 8/20/40	25,825,598	25,342,143
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue
Series F-1 5.25% 3/1/67 (BAM)	4,000,000	4,138,600
Matching Fund Special Purpose Securitization, Virgin Islands Revenue
Series A 5.00% 10/1/32	300,000	319,695
Series A 5.00% 10/1/39	2,205,000	2,290,267
Metropolitan Government Nashville & Davidson County Sports Authority Revenue
(Stadium Project Senior Lien) Series A 5.25% 7/1/56 (AG)	2,555,000	2,669,413
(Stadium Project) Series B 5.25% 7/1/56 (AG)	1,130,000	1,176,918
New York City, New York Industrial Development Agency Revenue
(Yankee Stadium) 7.29% 3/1/27 (AG) ^	3,000,000	2,929,950
New York City, New York Transitional Finance Authority Future Tax Secured Revenue
Series B-1 3.00% 11/1/47	4,000,000	3,048,040
16    NQ- 011 [0526] 0726 (5720453)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
New York City, New York Transitional Finance Authority Future Tax Secured Revenue
(Subordinate Bonds)
Series I 5.00% 11/1/47	3,000,000	$ 3,171,725
Subseries F-1 5.00% 11/1/36	2,500,000	2,821,475
Subseries F-1 5.00% 2/1/53	4,850,000	5,008,449
New York State Thruway Authority State Personal Income Tax Revenue
Series A-1 3.00% 3/15/51	3,000,000	2,254,470
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	20,775,000	20,013,804
Series A-1 5.00% 7/1/58	5,560,000	5,494,337
Series A-1 5.674% 7/1/46 ^	100,000,000	36,501,000
Series A-1 6.013% 7/1/51 ^	57,611,000	15,472,586
Series A-2 4.329% 7/1/40	1,000,000	997,160
Triborough Bridge & Tunnel Authority Sales Tax Revenue
(TBTA Capital Lockbox - City Sales Tax) Subordinate Series A-1 5.25% 5/15/64	3,000,000	3,121,590
Wisconsin Public Finance Authority Revenue
(American Dream @ Meadowlands Project) 144A 7.00% 12/1/50 #	825,000	643,500
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue
(Sales Tax - Vacation Village Project Area 1 and 2A) Series 2015A 5.75% 9/1/32	2,530,000	2,448,306
		172,334,438
State General Obligation Bonds — 7.27%
California State
(Various Purpose)
5.00% 9/1/43	5,000,000	5,505,800
5.25% 8/1/44	2,000,000	2,229,320
Series C 5.00% 11/1/42	2,000,000	2,182,120
Commonwealth of Massachusetts
Series B 5.00% 6/1/43	3,350,000	3,692,203
Commonwealth of Pennsylvania
Series A 5.00% 8/15/34	2,500,000	2,857,200
NQ- 011 [0526] 0726 (5720453)    17

Schedule of investments
Nomura Tax-Free USA Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Commonwealth of Puerto Rico Revenue
(Restructured)
Series A-1 4.00% 7/1/41	215,000	$ 204,914
Series A-1 4.00% 7/1/46	18,175,844	16,120,338
Illinois State
5.50% 5/1/39	3,725,000	3,961,500
Series A 4.00% 3/1/41	1,110,000	1,066,333
Series A 5.50% 3/1/47	5,000,000	5,238,750
Series B 5.50% 5/1/47	2,000,000	2,096,120
Series C 4.00% 10/1/48	1,605,000	1,437,165
Series C 5.50% 4/1/51	5,000,000	5,330,750
Series D 5.00% 9/1/40	5,000,000	5,363,150
Series E 5.00% 9/1/42	4,950,000	5,242,743

(Rebuild Illinois Program) Series B 4.00% 11/1/39	8,170,000	7,975,472
Oregon State
(Article XI-F(1) Projects and Refunding) Series F 5.00% 8/1/27	1,365,000	1,404,803
(Article XI-G Projects and Refunding) Series G 5.00% 8/1/27	1,250,000	1,286,450
Washington State
Series B 5.00% 6/1/46	1,500,000	1,585,995
Series D 5.00% 6/1/33	2,500,000	2,841,675
Series R 5.00% 7/1/34	2,500,000	2,871,825
		80,494,626
Transportation Revenue Bonds — 13.25%
Alaska Railroad Corporation Cruise Port Revenue
6.00% 10/1/50 (AG) (AMT)	1,500,000	1,632,480
Arizona Department of Transportation State Highway Fund Revenue
5.00% 7/1/40	5,290,000	6,009,705
Burbank-Glendale-Pasadena, California Airport Authority Brick Campaign Revenue
(Senior) Series B 5.25% 7/1/54 (AMT)	2,275,000	2,361,723
California Municipal Finance Authority Revenue
(SFMTA Potrero Yard Modernization Project)
Series A 5.00% 9/1/60	735,000	761,071
Series A 5.50% 9/1/60	335,000	361,324
Central Texas Turnpike System Revenue
Series C 5.00% 8/15/41	1,575,000	1,707,820
18    NQ- 011 [0526] 0726 (5720453)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
City & County of Denver, Colorado Airport System Revenue
Series A 4.00% 12/1/48 (AMT)	5,000,000	$ 4,517,550
Series B 5.50% 11/15/42 (AMT)	1,000,000	1,103,480
Series B 5.50% 11/15/43 (AMT)	1,000,000	1,098,040
City of Charlotte, North Carolina Charlotte Douglas International Airport Revenue
5.00% 7/1/46	750,000	805,118
5.00% 7/1/47	1,250,000	1,329,175
City of Chicago, Illinois O'Hare International Airport Revenue
(Senior Lien)
Series A 5.25% 1/1/61	5,000,000	5,195,700
Series B 5.25% 1/1/44	2,000,000	2,168,160
Series B 5.50% 1/1/59	3,650,000	3,849,837
Series E 5.50% 1/1/55 (AMT)	6,500,000	6,751,680
City of Dallas and Fort Worth, Texas International Airport Revenue
5.00% 11/1/43	3,000,000	3,248,700
City of Los Angeles, California Department of Airports Revenue
(Sustainable Bonds) Series A 5.50% 5/15/55 (AMT)	3,000,000	3,191,700
Colorado Bridge & Tunnel Enterprise Revenue
(Senior Infrastructure) Series A 5.25% 12/1/54 (AG)	2,500,000	2,626,900
Florida Development Finance Revenue
(Brightline Florida Passenger Rail Project) 144A 14.286% 7/15/32 (AMT) #, •	13,000,000	3,640,000
Hawaii State Airports System Revenue
Series A 5.50% 7/1/54 (AMT)	1,200,000	1,277,796
Lee County, Florida Airport Revenue
5.25% 10/1/49 (AMT)	5,100,000	5,280,285
Louisiana Public Facilities Authority Revenue
(I-10 Calcasieu River Bridge Public-Private Partnership Project)
5.00% 9/1/66 (AMT)	2,610,000	2,558,948
5.50% 9/1/59 (AMT)	3,865,000	3,939,015
Massachusetts Port Authority Revenue
Series A 5.00% 7/1/40 (AMT)	2,000,000	2,067,660
Miami-Dade County, Florida Aviation Revenue
Series A 4.00% 10/1/44 (AMT)	1,500,000	1,400,700
NQ- 011 [0526] 0726 (5720453)    19

Schedule of investments
Nomura Tax-Free USA Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Monroe Country, Florida Airport Revenue
(Key West International Airport) Series 2022 5.00% 10/1/42 (AMT)	1,505,000	$ 1,552,046
New Jersey State Transportation Trust Fund Authority Revenue
(Transportation Program - Forward Delivery) Series AA 5.00% 6/15/29	5,000,000	5,326,750
New York Transportation Development Special Facilities Revenue
(JFK Airport Terminal 6 Redevelopment Project) Series A 5.50% 12/31/60 (AMT)	5,000,000	5,080,150
(John F. Kennedy International Airport New Terminal One Project-Green Bonds)
5.375% 6/30/60 (AMT)	5,000,000	5,024,050
Series A 5.25% 12/31/54 (AG) (AMT)	5,000,000	5,129,100

(John F. Kennedy International Airport Terminal 6 Redevelopment Project-Green Bonds) Series B 0.00% 12/31/54 (AG) (AMT) ~	2,500,000	1,658,450
Pennsylvania Economic Development Financing Authority Revenue
(The PennDOT Major Bridges Package One Project) 6.00% 6/30/61 (AMT)	2,750,000	2,911,205
Pennsylvania Turnpike Commission Revenue
Series C 6.25% 6/1/33 (AG) ~	4,000,000	4,000,000
Port Authority of New York & New Jersey Revenue
Series 248 5.00% 1/15/28	2,000,000	2,081,820
Port of Seattle Intermediate Lien Revenue
Series B 5.50% 10/1/50 (AMT)	5,000,000	5,328,950
San Diego County, California Regional Airport Authority Revenue
Series B 4.00% 7/1/56 (AMT) (BAM)	5,000,000	4,406,550
(Private Activity) Series B 5.50% 7/1/55 (AMT)	5,000,000	5,315,450
San Francisco City & County, California Airport Commission Revenue
(San Francisco International Airport) Series A 4.00% 5/1/49 (AMT)	3,955,000	3,604,824
Texas Private Activity Bond Surface Transportation Revenue
(NTE Mobility Partners LLC North Tarrant Express Project) 5.50% 12/31/58 (AMT)	5,000,000	5,173,550
20    NQ- 011 [0526] 0726 (5720453)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Texas Transportation Finance Revenue
Series A 5.50% 10/1/55	5,000,000	$ 5,379,000
Wisconsin Public Finance Authority Revenue
(Senior Lien - Georgia SR 400 Express Lanes Project)
5.75% 12/31/65 (AMT)	7,500,000	7,778,700
6.50% 12/31/65 (AMT)	7,250,000	8,052,357
		146,687,519
Water & Sewer Revenue Bonds — 1.84%
City & County of Honolulu, Hawaii Wastewater System Revenue
(Green Bonds) Series A 5.25% 7/1/54	2,105,000	2,218,396
City of Chicago, Illinois Waterworks Revenue
Series A 5.50% 11/1/66	1,475,000	1,553,028
City of San Francisco, California Public Utilities Commission Water Revenue
(Hetch Hetchy Water) Series E 5.25% 11/1/55	1,500,000	1,614,105
Great Lakes Water Authority Water Supply System Revenue
(Second Lien Bonds)
Series B 5.00% 7/1/44	2,000,000	2,170,220
Series B 5.00% 7/1/45	1,950,000	2,099,077
Series B 5.00% 7/1/46	1,000,000	1,069,860
Jefferson County, Alabama Sewer Revenue
5.50% 10/1/53	4,500,000	4,703,580
New York City, Municipal Water Finance Authority Water & Sewer System Revenue
(Second General Resolution Bonds) Series BB 5.25% 6/15/56	2,900,000	3,070,549
Texas Water Development Board Revenue
(Master Trust) Series A 5.00% 10/15/44	1,725,000	1,865,071
		20,363,886
Total Municipal Bonds (cost $1,084,784,405)		1,079,955,485
NQ- 011 [0526] 0726 (5720453)    21

Schedule of investments
Nomura Tax-Free USA Fund
	Number of shares	Value (US $)
Common Stock — 0.10%♣
Industrial — 0.10%
TimberHP =, †, π	225,640	$ 1,084,967
Total Common Stock (cost $1,084,967)		1,084,967

Warrants — 0.02%
DesertXpress Enterprises =, †	64,500	197,531
Total Warrants (cost $6)		197,531
	Principal amount°
Short-Term Investments — 2.10%
Variable Rate Demand Notes — 2.10%
Arizona Industrial Development Authority Revenue
(Phoenix Children's Hospital) Series A 2.80% 2/1/48 (LOC - TD Bank, N.A.)¤	465,000	465,000
Idaho Health Facilities Authority Revenue
(St. Luke's Health System Project) Series D 2.80% 3/1/60 (LOC - TD Bank, N.A.)¤	1,000,000	1,000,000
Illinois Finance Authority Revenue
(The University of Chicago Medical Center) Subseries 2009 D-1 2.80% 8/1/43 (LOC - TD Bank, N.A.)¤	2,000,000	2,000,000
New York City, New York Municipal Water Finance Authority Water & Sewer System Revenue
(Second General Resolution Bonds) Series CC 2.80% 6/15/41 (SPA - State Street)¤	7,000,000	7,000,000
Oregon State Facilities Authority Refunding Revenue
(PeaceHealth) Series B 2.80% 8/1/34 (LOC - TD Bank, N.A.)¤	8,300,000	8,300,000
San Francisco, California Bay Area Toll Authority Revenue
(Variable Rate Bonds) Series D 2.35% 4/1/59 (LOC - TD Bank, N.A.)¤	1,800,000	1,800,000
Tarrant County, Cultural Education Facilities Finance
(Baylor Health Care System Project) Series C 2.45% 11/15/50 (LOC - TD Bank, N.A.)¤	1,100,000	1,100,000
22    NQ- 011 [0526] 0726 (5720453)

	Principal amount°	Value (US $)
Short-Term Investments (continued)
Variable Rate Demand Notes (continued)
Virginia Commonwealth University Health System Authority Revenue
Series B 2.80% 7/1/37 (LOC - TD Bank, N.A.)¤	1,600,000	$ 1,600,000
Total Short-Term Investments (cost $23,265,000)		23,265,000
Total Value of Securities—99.81% (cost $1,109,134,378)		1,104,502,983

Receivables and Other Assets Net of Liabilities—0.19%		2,157,188
Net Assets Applicable to 108,480,871 Shares Outstanding—100.00%		$1,106,660,171
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2026, the aggregate value of Rule 144A securities was $109,766,944, which represents 9.92% of the Fund’s net assets.
‡	Security is currently in default.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at May 31, 2026.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at May 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
NQ- 011 [0526] 0726 (5720453)    23

Schedule of investments
Nomura Tax-Free USA Fund
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
†	Non-income producing security.
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At May 31, 2026, the aggregate value of restricted securities was $1,084,967, which represented 0.10% of the Fund’s net assets.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of May 31, 2026.
Restricted Securities
Investments	Date of Acquisition	Cost	Value
TimberHP	6/26/25	$1,084,967	$1,084,967
Summary of abbreviations:
AG – Insured by Assured Guaranty Inc.
AMBAC – Insured by American Municipal Bond Assurance Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
CHF – Collegiate Housing Foundation
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
KIPP – Knowledge is Power Program
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
PSF – Guaranteed by Permanent School Fund
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SPA – Stand-by Purchase Agreement
USD – US Dollar
24    NQ- 011 [0526] 0726 (5720453)